PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2017	312	1,453	2,428	1,203	118	177	180	5,871
Additions	9	30	129	104	12	14	242	540
Disposals	(3)	(10)	(73)	(87)	(1)	(12)	—	(186)
Transfers and reclassifications	—	22	57	1	—	3	(83)	—
Currency translation adjustments	(1)	(7)	(8)	(7)	—	1	—	(22)
As at 31 December 2018	317	1,488	2,533	1,214	129	183	339	6,203
Adjustment for adoption of IFRS 16(A)	—	183	—	—	107	32	—	322
Additions	2	67	158	119	66	29	187	628
Disposals	(6)	(49)	(102)	(137)	(14)	(14)	—	(322)
Transfers and reclassifications	—	51	191	—	1	2	(245)	—
Currency translation adjustments	3	15	25	14	2	2	(2)	59
As at 31 December 2019	316	1,755	2,805	1,210	291	234	279	6,890
Accumulated depreciation:
As at 31 December 2017	—	(412)	(820)	(632)	(67)	(103)	—	(2,034)
Depreciation expense	—	(60)	(232)	(127)	(18)	(24)	—	(461)
Disposals	—	2	70	85	1	12	—	170
Currency translation adjustments	—	3	4	4	—	(1)	—	10
As at 31 December 2018	—	(467)	(978)	(670)	(84)	(116)	—	(2,315)
Depreciation expense	—	(106)	(223)	(158)	(64)	(36)	—	(587)
Disposals	—	14	72	136	6	13	—	241
Currency translation adjustments	—	2	(6)	(17)	(1)	(2)	—	(24)
As at 31 December 2019	—	(557)	(1,135)	(709)	(143)	(141)	—	(2,685)
Net book value:
As at 31 December 2017	312	1,041	1,608	571	51	74	180	3,837
As at 31 December 2018	317	1,021	1,555	544	45	67	339	3,888
As at 31 December 2019	316	1,198	1,670	501	148	93	279	4,205

(A)
For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	5	12
Vehicle fleet	3	12
Furniture and office equipment	4	10

Disclosure of right to use asset

Total
€ million
Total minimum lease payments (discounted)	290
(Less): short-term and low value leases recognised on a straight-line basis as expense	(5)
Add: adjustments as a result of a different treatment of extension and termination options	32
(Less): non-lease components for property leases	(5)
Add: non-lease components for vehicle leases and other	10
Lease operating liability recognised as at 1 January 2019	322
Add: finance lease liabilities recognised as at 31 December 2018	75
Total lease liability recognised as at 1 January 2019	397
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	31 December 2019	1 January 2019
	€ million	€ million
Buildings and improvements	188	208
Machinery, equipment and containers	23	5
Vehicle fleet	140	145
Furniture and office equipment	33	35
Total	384	393
Total additions to the right of use assets during 2019 were €127 million.
The following table summarises depreciation charges relating to right of use assets recognised in the consolidated income statement during 2019:

31 December 2019
€ million
Buildings and improvements	39
Machinery, equipment and containers	5
Vehicle fleet	62
Furniture and office equipment	18
Total	124